Property, Plant and Equipment	12 Months Ended
Sep. 25, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment consisted of the following ($ in millions):

	As of
	September 25, 2015	September 26, 2014
Land	$33	$36
Buildings	411	411
Subscriber systems	1,933	2,210
Machinery and equipment	1,281	1,265
Construction in progress	84	90
Accumulated depreciation	(2,553)	(2,750)
Property, plant and equipment, net	$1,189	$1,262